This submission is being made solely for the purpose of obtaining series and class (contract) identifiers for the following market value adjusted fixed account options of Advanced Series Impact, Advanced Series Protector, Advanced Series LiveVest, Advanced Series LifeVest Premier, Galaxy 2, Galaxy 3, Stagecoach Variable Annuity, Stagecoach Variable Annuity Flex, and Stagecoach Variable Annuity Plus currently registered on Form S-3 as Registration No. 333-274023, under CIK 0000881453 for Fortitude Life Insurance & Annuity Company in contemplation of a future post-effective amendment to be filed pursuant to Rule 485(a), as directed by the SEC in Release No. 33-11294; 34-100450; IC-35273; File No. S7-16-23 (“Registration for Index-Linked Annuities and Registered Market Value Adjustment Annuities; Amendments to Form N-4 for Index-Linked Annuities, Registered Market Value Adjustment Annuities, and Variable Annuities; Other Technical Amendments”), or pursuant to Rule 485(b) in accordance with Rule 485(b)(1)(vii).

Any questions on this submission should be directed to Elizabeth Gioia, Vice President, Corporate Counsel, at Prudential Insurance Company of America at (203) 402-1624.